Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (345)		$ (386)	$ (348)
Interest expense on leases	(131)		(156)	(157)
Early redemption charges	(5)		(15)	(10)
Others	(50)		(67)	(47)
Total interest and other financial expenses	$ (531)	[1]	$ (624)	$ (564)

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.